SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Estimated Useful Lives of Fixed Assets

Fixed assets are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Buildings	20 years
Plant and machinery	10 years
Furniture, fixtures and office equipment	5 years
Computer software	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives

Fair Value and Carrying Value of Convertible Bonds

As of December 31, 2011 and 2012, the fair value and carrying value of the convertible bonds is as follows:

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

Fair value*		532,506	486,767	78,131
Carrying value	30	498,646	368,590	59,163

*	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2011 and 2012.